Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following for the years ended June 30, 2013 and 2012:

	June 30, 2013	June 30, 2012
Current
Federal	$-	$-
State	(1,671)	27,894
Deferred
Federal	-	-
Foreign	-	(350,000)
State	-	-
Provision for income tax expense (benefit)	$(1,671)	$(322,106)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
                The reconciliation of the effective income tax rate to the federal statutory rate is as follows:

	Years Ended June 30,
	2013	2012
Federal income tax rate	34.0%	(34.0)%
State tax, net of federal benefit	(5.0)%	(5.0)%
Permanent differences	625.0%	64.0%
Effect of reversal of deferred tax liability	-%	(4.7)%
Change in valuation allowance	(655.0)%	(25.0)%
Other	-%	-%
Effective income tax rate	(1.0)%	(4.7)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets and liabilities at June 30, 2013 and 2012 are as follows:

	June 30, 2013	June 30, 2012
Deferred tax assets:
Federal net operating loss carryforward	$2,440,048	$2,369,983
State net operating loss carryforward	526,613	509,556
Intangibles amortization	235,956	212,680
Stock based compensation	731,316	599,884
Other	98,602	64,602
Total deferred tax assets	4,032,535	3,756,705
Deferred tax liability
Intangible Assets	-	-
Fixed asset depreciation	22,022	(1,566)
Net deferred tax assets	4,054,557	3,755,139
Less valuation allowance	(4,054,557)	(3,755,139)
	$-	$-